Acquisition (Tables)	12 Months Ended
Dec. 31, 2015
Business Combinations [Abstract]
Schedule of Fair Value of Assets Acquired and Liabilities Assumed

Purchase Price:
Cash paid	$1,125,000
Contingent consideration	1,000,000
Total purchase price	2,125,000
Fair Value of Assets Acquired and Liabilities Assumed
Tangible assets acquired:
Property and equipment, net	$4,000
Total tangible assets acquired	4,000
Identified intangible assets acquired:
Customer contracts	1,000,000
Proprietary software	917,000
Total assets acquired in excess of liabilities assumed	1,921,000
Goodwill	204,000
Total purchase price	$2,125,000

Schedule of Pro Forma Information

The following tables set forth the unaudited pro forma results of the Company for the year ended December 31, 2014, as if the acquisition had taken place on the first day of year. These combined results are not necessarily indicative of the results that may have been achieved had the companies always been combined:

Year Ended
December 31, 2014
(unaudited)
Revenue	$2,670,142
Net Loss	$(16,443,673)
Net loss per common share - basic and fully diluted	$(21.49)
Weighted average common shares outstanding - basic and diluted	765,178